INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
INCOME TAXES
Schedule Of Deferred Tax Assets
	2022	2021
Net operating loss	$860,447	$753,258
Valuation allowance	(860,447)	(753,258)
Net deferred tax asset	$-	$-

	2021	2020
Net operating loss	$753,258	$661,701
Valuation allowance	(753,258)	(661,701)
Net deferred tax asset	$-	$-